Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred Series B Shares
Temporary equity shares, par value (in dollars per share)	$ 0	$ 0
Temporary equity shares, authorized (in shares)	55,000	55,000
Temporary equity shares, issued (in shares)	49,969	49,969
Temporary equity shares, outstanding (in shares)	49,969	49,969
Preferred Series C Shares
Temporary equity shares, par value (in dollars per share)	$ 0	$ 0
Temporary equity shares, authorized (in shares)	5,000	5,000
Temporary equity shares, issued (in shares)	5,000	5,000
Temporary equity shares, outstanding (in shares)	5,000	5,000
Preferred Series D Shares
Temporary equity shares, par value (in dollars per share)	$ 0	$ 0
Temporary equity shares, authorized (in shares)	15,000	15,000
Temporary equity shares, issued (in shares)	15,000	15,000
Temporary equity shares, outstanding (in shares)	15,000	15,000
Multiple Voting Shares
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares, shares issued (in shares)	4,754,979	4,754,979
Common stock, shares outstanding (in shares)	4,754,979	4,754,979
Subordinate Voting Shares
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares, shares issued (in shares)	69,888,086	61,986,686
Common stock, shares outstanding (in shares)	69,888,086	61,986,686
Exchangeable Shares
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares, shares issued (in shares)	7,017,866	8,953,951
Common stock, shares outstanding (in shares)	7,017,866	8,953,951